Accrued Expenses	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
Accrued Expenses

Note 4 - Accrued Expenses

Accrued expenses at June 30, 2012 and December 31, 2011 consisted of the following:

The amount owing to Michael Jordan bears interest at 12% per annum and is currently in default.  Accrued interest on settlement, to date, amounts to $468,750.

An officer of the Company, as approved by the Board of Directors, is paid a salary of $175,000 per annum, renewable annually upon mutual consent until terminated by either party. Amounts are currently being accrued until sufficient cash flows from operation allow payment.

	Mar 31, 2012	Dec 31, 2011
Michael Jordan settlement	$468,750	$468,750
Management salary	521,250	393,750
Professional fees	3,000	3,000
Total Accrued Expenses	$993,000	$865,500